SHARE BASED COMPENSATION - Share-Based Compensation Expense (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	£ 54,707,624	£ 5,842,540
Sales and marketing
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	0	118,536
ShareBack program
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	1,037,552	5,593,851
Share Options | Employee
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	390,043	130,153
Share Options | Director
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	17,420,942	0
Performance incentive grants
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	£ 35,859,087	£ 0